Shareholder Report, Average Annual Return (Details)				12 Months Ended		35 Months Ended	60 Months Ended	70 Months Ended	93 Months Ended	120 Months Ended
	Dec. 28, 2021	Feb. 11, 2019	Feb. 27, 2017	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000233044
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Copeland International Small Cap Fund - Class A
Average Annual Return, Percent				(0.91%)		(7.31%)
C000233045
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Copeland International Small Cap Fund - Class I
C000095114
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Copeland Dividend Growth Fund - Class A
Average Annual Return, Percent				17.92%			8.15%			6.51%
C000109647
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Copeland Dividend Growth Fund - Class C
C000124573
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Copeland Dividend Growth Fund - Class I
C000209896
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Copeland SMID Cap Dividend Growth Fund - Class A
Average Annual Return, Percent				15.65%			7.39%	8.88%
C000178802
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Copeland SMID Cap Dividend Growth Fund - Class I
Without Sales Load [Member] | C000233044
Average Annual Return [Line Items]
Average Annual Return, Percent				5.15%		(5.41%)
Without Sales Load [Member] | C000233045
Average Annual Return [Line Items]
Average Annual Return, Percent				5.28%		(5.37%)
Without Sales Load [Member] | C000095114
Average Annual Return [Line Items]
Average Annual Return, Percent				25.13%			9.44%			7.14%
Without Sales Load [Member] | C000109647
Average Annual Return [Line Items]
Average Annual Return, Percent				24.25%			8.63%			6.34%
Without Sales Load [Member] | C000124573
Average Annual Return [Line Items]
Average Annual Return, Percent				25.31%			9.61%			7.31%
Without Sales Load [Member] | C000209896
Average Annual Return [Line Items]
Average Annual Return, Percent				22.69%			8.67%	10.00%
Without Sales Load [Member] | C000178802
Average Annual Return [Line Items]
Average Annual Return, Percent				22.95%			8.94%		9.72%
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Net TR
Average Annual Return, Percent				12.31%		(0.46%)
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				33.89%			15.77%			13.35%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				33.89%			15.77%			13.35%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				33.89%			15.77%			13.35%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				34.49%			15.23%	16.04%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				34.49%			15.23%		14.19%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent				13.03%		1.63%
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Average Annual Return, Percent				13.47%		3.00%
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Average Annual Return, Percent				13.47%		3.00%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				34.49%			15.23%			12.89%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				34.49%			15.23%			12.89%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				34.49%			15.23%			12.89%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				34.10%			10.95%	11.28%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				34.10%			10.95%		10.08%